Property, Plant and Equipment - Summary of Property, Plant and Equipment Recorded under Finance Leases (Detail) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Capital Leases Balance Sheet Assets By Major Class Net Lessee Balance Sheet [Abstract]
Gross capital leases	[1],[2]	$ 139	$ 148
Accumulated depreciation		(50)	(41)
Net capital leases		$ 89	$ 107

[1]	Consists of industrial buildings, plant, machinery and equipment
[2]	Included in property, plant and equipment table above